Operating Expenses, Depreciation and Amortization - Summary of Consolidated Operating Expense (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)
Operating Expense [Line items]
Administrative expenses	$ 22,387		$ 21,053		$ 20,733
R&D activities by internal areas [member]
Operating Expense [Line items]
Administrative expenses	$ 758	$ 38	$ 754	$ 38	$ 712	$ 38